Critical Accounting Judgments and Key Sources of Estimation Uncertainty	6 Months Ended
Jun. 30, 2023
Disclosure of Accounting Judgements and Estimates [Abstract]
Critical Accounting Judgments and Key Sources of Estimation Uncertainty
4.
CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

The preparation of the unaudited condensed consolidated financial statements requires the management of the Company to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. The estimates and underlying assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

In preparing these unaudited condensed consolidated financial statements, the critical judgments made by the management of the Company in applying the Group's accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements for the year ended December 31, 2022.